Goodwill and Trade Name (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill And Trade Name
Schedule of Reconciliation of Changes in Goodwill and Trade Name
	Goodwill	Trade Name
	(in thousands)
Balance As At March 31, 2018	$3,800	$14,000
Balance As At March 31, 2017	$4,992	$14,000

Goodwill	Amount in US$
Balance as at March 31, 2016	$5,097
Foreign currency translation	(105)
Balance as at March 31, 2017	4,992
Foreign currency translation	13
Impairment (Refer note 6)	(1,205)
Balance as at March 31, 2018	$3,800